Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions
Paragon and Parascent each beneficially own less than 5% of the Company’s share capital through their respective holdings of the Company’s ordinary shares. Fairmount beneficially owns more than 5% of the Company’s capital, currently has two representatives appointed to the Board and beneficially owns more than 5% of Paragon. Fairmount appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers of Paragon. The Company determined Paragon and Parascent were related parties based on the nature of these relationships.
The following is a summary of related party accounts payable and other current liabilities (in thousands):

	As of September 30, 2025	As of December 31, 2024
Paragon accrued research and development	$6,184	$6,901
Paragon accrued general and administrative	89	320
Total	$6,273	$7,221
Related Party Transactions
Fairmount, Paragon, and Parascent have been identified as related parties of Crescent and have engaged in material transactions with the Company. At December 31, 2024, Fairmount, Paragon, and Parascent owned approximately 74%, 9%, and 9%, respectively, of the outstanding shares of stock of Crescent, assuming the conversion of preferred stock into common stock. Fairmount currently has two representatives appointed to Crescent’s Board of Directors. Fairmount appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers of Paragon. Parascent is an entity formed by Paragon as a vehicle to hold equity in Crescent in order to share profits with certain employees of Paragon and will not perform any substantive role under the Paragon Option Agreements other than to receive warrants granted to Parascent under the Paragon Option Agreements.
In September 2024, the Company issued and sold an aggregate of 20,000,000 shares of Series Seed Preferred Stock to Fairmount, at a purchase price of $0.20 per share, for gross proceeds of $4.0 million (see Note 5). In October 2024, Fairmount entered into the Note Purchase Agreement with the Company and holds a Convertible Note with an initial principal amount of $15.0 million (see Note 4).
On October 11, 2024, the Board of Directors issued 19,740 RSAs to a consultant in exchange for regulatory and strategic services provided to the Company. The consultant is an employee of Fairmount. On October 11, 2024, the Board of Directors issued the Company’s Chief Executive Officer 197,404 RSAs and options to purchase 763,913 shares of Crescent common stock, and the CEO paid $0.2 million for 148,053 of such RSAs. The Chief Executive Officer is also a Fairmount employee.
In connection with services provided by Paragon and Parascent under the Paragon Option Agreements, the Company recognized $13.2 million of expenses as research and development expense and recognized $0.1 million of expenses as general and administrative expense in the Company’s statement of operations and comprehensive loss for the period from September 19, 2024 (inception) to December 31, 2024. As of December 31, 2024, the Company had $7.2 million in related party accounts payable pertaining to services provided by Paragon and Parascent under the Paragon Option Agreements and reimbursements of recruiting and start-up fees included in other current liabilities on the balance sheet. In addition, under the terms of the Paragon Option Agreements, Parascent will be entitled to grants of warrants to purchase an aggregate number of shares equal to 1.00% of outstanding shares of the Company’s common stock, on a fully diluted basis, as of the date of the grants (see Note 7). If the Company exercises its options under the Paragon Option Agreements, it will be required to make non-refundable milestone payments to Paragon of up to $12.0 million for CR-001 and $26.0 million for CR-002 upon the achievement of certain clinical development milestones, up to $10.0 million for CR-001 and $20.0 million for CR-002 upon the achievement of certain regulatory milestones, as well as tiered royalty payments in the low-to-mid single-digits beginning on the first commercial sale of each product developed.
The following is a summary of related party accounts payable and other current liabilities (in thousands):

December 31, 2024
Paragon reimbursable Option Agreement fees	$6,901
Paragon reimbursable recruiting and start-up fees	320
$7,221